Stock-Based Compensation (Tables) - ColdQuanta, Inc. dba Infleqtion [Member]	12 Months Ended
Dec. 31, 2025
Stock Based Compensation [Line Items]
Summary of Company's stock option activity
accounting under ASC 718,
Compensation
 –
 Stock Compensation
. The additional compensation expense resulting from the modifications was immaterial to the financial statements as of and for the period ended December 31, 2025.
The following table summarizes the Company’s stock option activity (in thousands, except share and per share amounts):

	Number of Options	Weighted Avg Exercise Price	Weighted Avg Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2023	100,272,113	$0.15	7.8		$15,891
Granted	43,241,076	$0.31
Exercised	(5,223,413)	$0.20
Forfeited/Cancelled	(43,227,230)	$0.18

Outstanding as of December 31, 2024	95,062,546	$0.21	7.2		$35,180

Granted	5,382,161	$0.58		$
Exercised	(4,714,295)	$0.21
Forfeited/Cancelled	(5,648,323)	$0.26

Outstanding as of December 31, 2025	90,082,089	$0.23	6.2		$203,691

As of December 31, 2024
Exercisable	77,771,189	$0.20	5.8		$29,566

As of December 31, 2025
Exercisable	79,966,798	$0.21	5.9		$182,598

Summary of Estimate the fair value of stock options granted
The following assumptions were used to estimate the fair value of stock options granted and modified during the years ended December 31:

	2025	2024
Expected volatility	46.4% - 128.0%	45.8% - 70.6%
Expected term (in years)	0.75 - 6.06	5.00 - 10.00
Risk-free interest rate	3.6% - 4.2%	0.4% - 3.2%
Dividend yield	— %	— %

Summary of the restricted stock awards
The table below presents the activity of the restricted stock awards (“RSAs”):

	RSAs Outstanding	Weighted Average Grant Date Fair Value
Unvested as of December 31, 2023	2,657,090	$0.09
Granted	3,278,290	0.31
Vested	(2,743,360)	0.10
Forfeited	—	—

Unvested as of December 31, 2024	3,192,020	0.31

Granted	—	—
Vested	(1,984,229)	0.31
Forfeited	—	—

Unvested as of December 31, 2025	1,207,791	$0.31

Summary of Total stock-based compensation expense
Total stock-based compensation expense is included within the consolidated statement of operations and comprehensive loss as follows (in thousands):

	Year Ended December 31,
	2025	2024
Cost of revenue	$300	$104
Research and development	374	447
Selling, general and administrative	2,382	3,190

Total stock-based compensation expense	$3,056	$3,741